RELATED PARTY TRANSACTIONS (Schedule of Compensation of Key Management Personnel) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [abstract]
Directors' fees and bonus	$ 293	$ 256
Salaries and bonus for key management personnel	2,519	2,498
Share-based compensation	1,487	725
Total compensation of key management personnel	$ 4,299	$ 3,479